Leases - Additional Information (Detail) - CAD ($) $ in Millions	Feb. 01, 2019	Jan. 31, 2019
Leases [Line Items]
Weighted average borrowing rate	4.12%
Operating lease agreements		$ 249.5
Lease liabilities	$ 217.1